Expense Example (USD $)	0 Months Ended
Jun. 06, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,082
(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	1,464
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,553
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,557
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	1,558
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	1,543
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	1,543
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,554
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	693
Expense Example, with Redemption, 10 Years	1,575
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,566
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	703
Expense Example, with Redemption, 10 Years	1,603
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	1,584
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	$ 2,047